Income taxes (Details) - Schedule of income tax expense (recovery) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax expense (recovery)
Organization and reversal of temporary differences	$ (2,949,101)	$ (1,800,688)
Change in unrecognized temporary differences	2,949,101	1,800,688
Income tax expense (recovery)
Loss carryforwards	488,823	52,244
Deferred tax assets	488,823	52,244
Set-off of tax	(488,823)	(52,244)
Net deferred tax assets